Note 38 - Dividend Income	12 Months Ended
Dec. 31, 2018
Dividend income Abstract
Dividend Income

38. Dividend income

The balances for this heading in the accompanying consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method (see Note 39), as can be seen in the breakdown below:

Dividend Income (Millions of euros)
	2018	2017	2016
Dividends from:
Financial assets held for trading and financial assets at fair value through profit or loss	19	145	161
Financial assets at fair value through other comprehensive income	138	188	307
Total	157	334	467